Segment Information - Schedule of Assets of Property, Plant And Equipment and Right-of-Use Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Assets of Property, Plant And Equipment and Right-of-Use Assets [Line Items]
Property, plant and equipment	$ 2,202,351	$ 1,191,000
Singapore [Member]
Schedule of Assets of Property, Plant And Equipment and Right-of-Use Assets [Line Items]
Property, plant and equipment	678,930	66,310
United States [Member]
Schedule of Assets of Property, Plant And Equipment and Right-of-Use Assets [Line Items]
Property, plant and equipment	845,346	456,708
Bhutan [Member]
Schedule of Assets of Property, Plant And Equipment and Right-of-Use Assets [Line Items]
Property, plant and equipment	440,292	443,780
Norway [Member]
Schedule of Assets of Property, Plant And Equipment and Right-of-Use Assets [Line Items]
Property, plant and equipment	144,920	143,220
Malaysia [Member]
Schedule of Assets of Property, Plant And Equipment and Right-of-Use Assets [Line Items]
Property, plant and equipment	48,861	52,682
Canada [Member]
Schedule of Assets of Property, Plant And Equipment and Right-of-Use Assets [Line Items]
Property, plant and equipment	15,813	8,404
Ethiopia [Member]
Schedule of Assets of Property, Plant And Equipment and Right-of-Use Assets [Line Items]
Property, plant and equipment	14,984	19,881
Others [Member]
Schedule of Assets of Property, Plant And Equipment and Right-of-Use Assets [Line Items]
Property, plant and equipment	$ 13,205	$ 15